Retirement Benefit Plans (Components Of Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss amortization	$ 31	$ 47	$ 56
Prior service cost (benefit) amortization			1
Settlement and curtailment losses (gains)	57	57	118
Actuarial gains (losses)	(121)	28	58
Total Amount recognized as components of other comprehensive income (loss)	(33)	132	233
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss amortization	8	4	2
Prior service cost (benefit) amortization	(20)	(20)	(4)
Settlement and curtailment losses (gains)	(3)	(3)	(13)
Actuarial gains (losses)	29	(25)	(37)
Prior service benefit (cost)		31	60
Total Amount recognized as components of other comprehensive income (loss)	$ 14	$ (13)	$ 8